SCHEDULE OF FOREIGN CURRENCIES DENOMINATED BALANCES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Net Exposure	$ (591,606)	$ (2,037,990)
10% Strengthen	(59,161)	(203,799)
10% Weaken	59,161	203,799
S G D [Member]
IfrsStatementLineItems [Line Items]
Net Exposure	1,758	(179,534)
10% Strengthen	176	(17,953)
10% Weaken	$ (176)	$ 17,953
Sensitivity percentage	10.00%	10.00%
I D R [Member]
IfrsStatementLineItems [Line Items]
Net Exposure		$ (467,476)
10% Strengthen		(46,748)
10% Weaken		$ 46,748
Sensitivity percentage	10.00%	10.00%
G B P [Member]
IfrsStatementLineItems [Line Items]
Net Exposure	$ 63,291	$ (43,308)
10% Strengthen	6,329	(4,331)
10% Weaken	$ (6,329)	$ 4,331
Sensitivity percentage	10.00%	10.00%
Z A R [Member]
IfrsStatementLineItems [Line Items]
Net Exposure	$ (535,951)	$ (1,178,955)
10% Strengthen	(53,595)	(117,896)
10% Weaken	$ 53,595	$ 117,896
Sensitivity percentage	10.00%	10.00%
N Z D [Member]
IfrsStatementLineItems [Line Items]
Net Exposure	$ (120,704)	$ (168,717)
10% Strengthen	(12,070)	(16,872)
10% Weaken	$ 12,070	$ 16,872
Sensitivity percentage	10.00%	10.00%